                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02575

Morgan Stanley Liquid Asset Fund Inc.
                  (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                       (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                      (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2003

Date of reporting period: August 31, 2003


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY LIQUID ASSET FUND PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

Fund Report
For the year ended August 31, 2003

MARKET CONDITIONS

During the 12 months ended August 31, 2003, favorable economic trends began to appear, especially during the past three months. However, the accommodative monetary policy, stimulative fiscal policy, growth in productivity and gains in the stock market have yet not produced meaningful gains in employment or a sharp improvement in capital investment. Furthermore, geopolitical concerns and instability continue to contribute to caution within the business community. The manufacturing sector remains sluggish and, for most months so far in 2003, non-farm payrolls have declined.

The Federal Reserve Open Market Committee (FOMC) maintained an accommodative posture in an attempt to encourage a faster pace of economic activity. After holding its target rate for federal funds at 1.25 percent for seven months, the FOMC lowered its target to 1.00 percent, a 45-year low, on June 25, 2003. At that meeting, the Fed repeated its formal economic assessment announced at the previous month's meeting, which indicated that while the outlook for economic growth was balanced, there remained a risk of a substantial further fall in inflation. Against this backdrop, money market fund yield levels fell to record lows.

PERFORMANCE ANALYSIS

As of August 31, 2003, Morgan Stanley Liquid Asset Fund had net assets of approximately $23.1 billion. For the seven-day period ended August 31, 2003, the Fund provided an effective annualized yield of 0.50 percent and a current annualized yield of 0.50 percent, while its 30-day average annualized yield was
0.51 percent. For the 12-month period ended August 31, 2003, the Fund provided a total return of 0.86 percent. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

As of the end of August, the Fund's weighted average maturity was 57 days, and 87 percent of its holdings were due to mature within four months. Throughout the past year, we continued our longstanding policy of purchasing only high quality, very liquid money market securities. The Fund continued to serve as a useful investment for liquidity and preservation of capital while generating a yield reflecting prevailing money market conditions.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS FUND.

     PORTFOLIO COMPOSITION

     Commercial Paper                            46.3%
     U.S. Government & Agency Obligations        32.0
     U.S. Treasury Bills                         13.5
     Certificates of Deposit                      5.8
     Bank Notes                                   3.4

     MATURITY SCHEDULE

     1 - 30 Days                                 38.7%
     31 - 60 Days                                25.4
     61 - 90 Days                                15.0
     91 - 120 Days                                8.6
     121+ Days                                   13.3

SUBJECT TO CHANGE DAILY. ALL PERCENTAGES ARE AS A PERCENTAGE OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED AS A RECOMMENDATION TO BUY THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

1. THE FUND SEEKS TO PROVIDE HIGH CURRENT INCOME WHILE STRIVING TO PRESERVE PRINCIPAL AND LIQUIDITY, BY INVESTING IN HIGH-QUALITY, SHORT-TERM DEBT OBLIGATIONS. THE FUND'S PORTFOLIO DOES NOT CONTAIN ANY DERIVATIVE SECURITIES.

2. THE PORTFOLIO MAY INCLUDE DEBT OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT, DEBT OBLIGATIONS OF U.S.-REGULATED BANKS AND SAVINGS AND LOAN ASSOCIATIONS (INCLUDING CERTIFICATES OF DEPOSIT), HIGH-GRADE COMMERCIAL PAPER, CERTIFICATES OF DEPOSIT OF BANKS AND SAVINGS INSTITUTIONS, HIGH-GRADE CORPORATE OBLIGATIONS AND REPURCHASE AGREEMENTS.

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS TO INVESTORS WITH THE SAME LAST NAME AND WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME, UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 AM TO 8:00 PM, ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

MORGAN STANLEY LIQUID ASSET FUND INC.
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2003

                                                         ANNUALIZED
   PRINCIPAL                                                YIELD
   AMOUNT IN                                             ON DATE OF               MATURITY
   THOUSANDS                                              PURCHASE                  DATE                    VALUE
----------------------------------------------------------------------------------------------------------------------
                 COMMERCIAL PAPER (46.3%)
                 BANKING (5.7%)
$      100,000   Bank One Corp.                             1.05    %             09/16/03            $     99,950,417
       750,000   Citicorp                                1.02 - 1.06         09/04/03 - 10/30/03           749,550,167
       220,000   J.P. Morgan Chase & Co.                    1.04                  09/08/03                 219,942,800
       250,000   Wells Fargo & Co.                          1.07                  09/29/03                 249,777,083
                                                                                                      ----------------
                                                                                                         1,319,220,467
                                                                                                      ----------------
                 CHEMICALS: MAJOR DIVERSIFIED (0.4%)
       100,000   DuPont (E.I.) de Nemours & Co.             1.05                  11/17/03                  99,769,583
                                                                                                      ----------------
                 FINANCE - AUTOMOTIVE (0.4%)
       100,000   Toyota Motor Credit Corp.                  1.06                  10/02/03                  99,902,833
                                                                                                      ----------------
                 FINANCE - CONSUMER (2.2%)
       495,000   New Center Asset Trust                  1.02 - 1.04         09/05/03 - 10/09/03           494,676,989
                                                                                                      ----------------
                 FINANCE - CORPORATE (0.5%)
       100,000   CIESCO, LLC                                1.05                  09/26/03                  99,921,250
                                                                                                      ----------------
                 FINANCIAL CONGLOMERATES (9.5%)
     1,120,000   General Electric Capital Corp.          1.03 - 1.09         09/22/03 - 12/22/03         1,117,716,278
     1,080,000   Mortgage Interest Networking Trust      1.02 - 1.07         09/16/03 - 10/27/03         1,078,910,724
                                                                                                      ----------------
                                                                                                         2,196,627,002
                                                                                                      ----------------
                 INTERNATIONAL BANKS (25.9%)
       250,000   ANZ (DE) Inc.                           1.05 - 1.06         10/14/03 - 11/07/03           249,564,625
        90,000   BNP Paribas Finance Inc.                   1.03                  09/02/03                  89,992,275
       780,000   Barclays U.S. Funding Corp.             1.02 - 1.04         09/10/03 - 10/15/03           779,354,078
       200,000   CBA (Delaware) Finance Inc.                1.06                  11/06/03                 199,599,555
       325,000   Canadian Imperial Holdings Inc.         1.03 - 1.05         09/09/03 - 10/10/03           324,720,521
       700,000   Deutsche Bank Financial LLC                1.02             09/15/03 - 09/19/03           699,630,250
       840,000   ING (U.S.) Funding LLC                  1.02 - 1.06         10/09/03 - 11/19/03           838,456,450
     1,100,000   Royal Bank of Scotland PLC              1.02 - 1.06         09/26/03 - 10/29/03         1,098,540,166
     1,100,000   Societe Generale N.A. Inc.                 1.04             09/02/03 - 10/06/03         1,099,475,667
       600,000   UBS Finance (Delaware) LLC                 1.03             09/12/03 - 09/15/03           599,760,111
                                                                                                      ----------------
                                                                                                         5,979,093,698
                                                                                                      ----------------
                 INVESTMENT BANKS/BROKERS (1.7%)
       395,000   Goldman Sachs Group, Inc. (The)            1.03             10/20/03 - 10/24/03           394,389,868
                                                                                                      ----------------
                 TOTAL COMMERCIAL PAPER
                   (COST $10,683,601,690)                                                               10,683,601,690
                                                                                                      ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                         ANNUALIZED
   PRINCIPAL                                               YIELD
   AMOUNT IN                                             ON DATE OF               MATURITY
   THOUSANDS                                              PURCHASE                  DATE                    VALUE
----------------------------------------------------------------------------------------------------------------------
                 U.S. GOVERNMENT & AGENCY
                   OBLIGATIONS (45.4%)
$    2,570,000   Federal Home Loan Banks                 0.88 - 1.05%        09/10/03 - 01/21/04      $  2,565,854,342
     3,143,000   Federal National Mortgage Assoc.        0.95 - 1.18         09/17/03 - 04/30/04         3,136,343,470
     1,690,000   Freddie Mac                             1.15 - 1.24         09/04/03 - 02/17/04         1,685,409,978
     3,100,000   U.S. Treasury Bills                     0.82 - 1.17         09/11/03 - 02/26/04         3,091,350,930
                                                                                                      ----------------
                 TOTAL U.S. GOVERNMENT & AGENCY
                   OBLIGATIONS
                   (COST $10,478,958,720)                                                               10,478,958,720
                                                                                                      ----------------
                 CERTIFICATES OF DEPOSIT (5.8%)
       300,000   Branch Banking & Trust Co., N.C.           1.04                  10/07/03                 300,000,000
       200,000   State Street Bank & Trust Co.              1.05                  09/03/03                 200,000,000
       850,000   Wells Fargo Bank, N.A.                  1.04 - 1.06         10/01/03 - 11/21/03           850,000,000
                                                                                                      ----------------
                 TOTAL CERTIFICATES OF DEPOSIT
                   (COST $1,350,000,000)                                                                 1,350,000,000
                                                                                                      ----------------
                 SHORT-TERM BANK NOTES (3.4%)
       200,000   LaSalle Bank, N.A.                         1.03                  09/08/03                 200,000,000
       595,000   Standard Federal Bank, N.A.             1.03 - 1.07         09/09/03 - 09/29/03           595,000,000
                                                                                                      ----------------
                 TOTAL SHORT-TERM BANK NOTES
                   (COST $795,000,000)                                                                     795,000,000
                                                                                                      ----------------
                 REPURCHASE AGREEMENT (0.1%)
        10,799   The Bank of New York
                 (dated 08/29/03; proceeds
                   $10,800,756) (a)
                   (COST $10,799,706)                       0.875                 09/02/03                  10,799,706
                                                                                                      ----------------
                 TOTAL INVESTMENTS
                   (COST $23,318,360,116) (b)                                       101.0%              23,318,360,116
                 LIABILITIES IN EXCESS OF OTHER ASSETS                               (1.0)                (237,407,554)
                                                                                    -----             ----------------
                 NET ASSETS                                                         100.0%            $ 23,080,952,562
                                                                                    =====             ================

----------
(a) COLLATERALIZED BY U.S. TREASURY BOND 6.125% DUE 08/15/29 VALUED AT $11,015,757.
(b)   COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY LIQUID ASSET FUND INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2003

ASSETS:
Investments in securities, at value (cost $23,318,360,116)   $   23,318,360,116
Cash                                                                     90,001
Receivable for:
  Interest                                                            1,468,653
  Capital stock sold                                                    857,105
Prepaid expenses and other assets                                       286,448
                                                             ------------------
    TOTAL ASSETS                                                 23,321,062,323
                                                             ------------------
LIABILITIES:
Payable for:
  Capital stock redeemed                                            233,129,809
  Investment management fee                                           4,848,565
  Distribution fee                                                    1,850,546
Accrued expenses and other payables                                     280,841
                                                             ------------------
    TOTAL LIABILITIES                                               240,109,761
                                                             ------------------
    NET ASSETS                                               $   23,080,952,562
                                                             ==================
COMPOSITION OF NET ASSETS:
Paid-in-capital                                              $   23,080,252,006
Accumulated undistributed net investment income                         700,556
                                                             ------------------
    NET ASSETS                                               $   23,080,952,562
                                                             ==================
Net Asset Value Per Share,
  23,080,923,117 shares outstanding
  (50,000,000,000 SHARES AUTHORIZED OF $.01 PAR VALUE)       $             1.00
                                                             ==================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2003

NET INVESTMENT INCOME:

INTEREST INCOME                                              $      332,250,701
                                                             ------------------
EXPENSES
Investment management fee                                            61,813,600
Transfer agent fees and expenses                                     45,498,053
Distribution fee                                                     22,936,254
Shareholder reports and notices                                         684,538
Custodian fees                                                          461,062
Registration fees                                                       304,455
Insurance                                                               288,221
Professional fees                                                        54,585
Directors' fees and expenses                                             46,146
Other                                                                    83,183
                                                             ------------------
    TOTAL EXPENSES                                                  132,170,097
                                                             ------------------
NET INVESTMENT INCOME                                        $      200,080,604
                                                             ==================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                             FOR THE YEAR            FOR THE YEAR
                                                                ENDED                   ENDED
                                                            AUGUST 31, 2003         AUGUST 31, 2002
                                                          --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                     $        200,080,604    $        414,504,458
Net realized gain                                                           --                  97,747
                                                          --------------------    --------------------

    NET INCREASE                                                   200,080,604             414,602,205
                                                          --------------------    --------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                             (200,068,427)           (414,506,401)
Net realized gain                                                           --                  97,747
                                                          --------------------    --------------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS                             (200,068,427)           (414,604,148)
                                                          --------------------    --------------------

Net increase (decrease) from capital stock transactions           (849,967,415)            744,137,984
                                                          --------------------    --------------------

    NET INCREASE (DECREASE)                                       (849,955,238)            744,136,041

NET ASSETS:
Beginning of period                                             23,930,907,800          23,186,771,759
                                                          --------------------    --------------------

END OF PERIOD
 (INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT
   INCOME OF $700,556 AND $688,462, RESPECTIVELY)         $     23,080,952,562    $     23,930,907,800
                                                          ====================    ====================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY LIQUID ASSET FUND INC.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2003


1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Liquid Asset Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objectives are high current income, preservation of capital and liquidity. The Fund was incorporated in Maryland on September 3, 1974 and commenced operations on September 22, 1975.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.

F. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.35 billion; 0.325% to the portion of the daily net assets exceeding $1.35 billion but not exceeding $1.75 billion;

0.30% to the portion of the daily net assets exceeding $1.75 billion but not exceeding $2.15 billion; 0.275% to the portion of the daily net assets exceeding $2.15 billion but not exceeding $2.5 billion; 0.25% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $15 billion; 0.249% to the portion of the daily net assets exceeding $15 billion but not exceeding $17.5 billion; 0.248% to the portion of the daily net assets exceeding $17.5 billion but not exceeding $25 billion; 0.247% to the portion of daily net assets in excess of $25 billion but not exceeding $30 billion; and 0.246% to the portion of the daily net assets exceeding $30 billion.

3. PLAN OF DISTRIBUTION
Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended August 31, 2003, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFLILIATES
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended August 31, 2003, aggregated $133,556,665,986 and $134,666,868,762, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $37,800.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended August 31, 2003 included in Directors' fees and expenses in the Statement of Operations amounted to $7,312. At August 31, 2003, the Fund had an accrued pension liability of $60,001, which is included in accrued expenses in the Statement of Assets and Liabilities.

5. CAPITAL STOCK
Transactions in capital stock, at $1.00 per share, were as follows:

                                                                 FOR THE YEAR       FOR THE YEAR
                                                                     ENDED              ENDED
                                                                AUGUST 31, 2003    AUGUST 31, 2002
                                                               -----------------  -----------------
Shares sold                                                       55,318,997,385     58,498,672,250
Shares issued in reinvestment of dividends and distributions         199,710,575        413,734,875
                                                               -----------------  -----------------
                                                                  55,518,707,960     58,912,407,125
Shares redeemed                                                  (56,368,675,375)   (58,168,269,141)
                                                               -----------------  -----------------
Net increase (decrease)                                             (849,967,415)       744,137,984
                                                               =================  =================

MORGAN STANLEY LIQUID ASSET FUND INC.
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                             FOR THE YEAR ENDED AUGUST 31,
                                                --------------------------------------------------------
                                                  2003        2002        2001        2000        1999
                                                --------    --------    --------    --------    --------
SELECTED PER SHARE DATA:
Net asset value, beginning of period            $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                --------    --------    --------    --------    --------
Net income from investment operations              0.009       0.018       0.051       0.055       0.046

Less dividends from net investment income         (0.009)     (0.018)+    (0.051)+    (0.055)     (0.046)
                                                --------    --------    --------    --------    --------

Net asset value, end of period                  $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                ========    ========    ========    ========    ========

TOTAL RETURN                                        0.86%       1.78%       5.24%       5.69%       4.74%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                            0.56%       0.56%       0.57%       0.58%       0.59%
Net investment income                               0.85%       1.76%       5.04%       5.51%       4.61%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions          $ 23,081    $ 23,931    $ 23,187    $ 19,628    $ 17,875

----------
+ INCLUDES CAPITAL GAIN DISTRIBUTION OF LESS THAN $0.001.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY LIQUID ASSET FUND INC.
INDEPENDENT AUDITORS' REPORT


TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
MORGAN STANLEY LIQUID ASSET FUND INC.:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Liquid Asset Fund Inc. (the "Fund"), including the portfolio of investments, as of August 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Liquid Asset Fund Inc. as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
OCTOBER 15, 2003

                     2003 FEDERAL TAX NOTICE (UNAUDITED)

         OF THE FUND'S ORDINARY INCOME DIVIDENDS PAID DURING THE FISCAL YEAR ENDED AUGUST 31, 2003, 15.42% WAS ATTRIBUTABLE TO QUALIFYING FEDERAL OBLIGATIONS. PLEASE CONSULT YOUR TAX ADVISOR TO DETERMINE IF ANY PORTION OF THE DIVIDENDS YOU RECEIVED IS EXEMPT FROM STATE INCOME TAX.

MORGAN STANLEY LIQUID ASSET FUND INC.
DIRECTOR AND OFFICER INFORMATION


INDEPENDENT DIRECTORS:

                                                                                                 NUMBER OF
                                                                                                PORTFOLIOS
                                       TERM OF                                                   IN FUND
                         POSITION(S) OFFICE AND                                                   COMPLEX
NAME, AGE AND ADDRESS OF  HELD WITH   LENGTH OF                                                  OVERSEEN       OTHER DIRECTORSHIPS
  INDEPENDENT DIRECTOR   REGISTRANT  TIME SERVED* PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS** BY DIRECTOR***    HELD BY DIRECTOR
------------------------ ----------- ------------ --------------------------------------------- -------------- ---------------------
Michael Bozic (62)       Director    Since        Retired; Director or Trustee of the Retail    216            Director of Weirton
c/o Mayer, Brown,                    April 1994   Funds and TCW/DW Term Trust 2003 (since                      Steel Corporation.
Rowe & Maw LLP                                    April 1994) and the Institutional Funds
Counsel to the                                    (since July 2003); formerly Vice Chairman of
Independent Directors                             Kmart Corporation (December 1998-October
1675 Broadway                                     2000), Chairman and Chief Executive Officer
New York, NY                                      of Levitz Furniture Corporation (November
                                                  1995-November 1998) and President and
                                                  Chief Executive Officer of Hills Department
                                                  Stores (May 1991-July 1995); formerly
                                                  variously Chairman, Chief Executive Officer,
                                                  President and Chief Operating Officer
                                                  (1987-1991) of the Sears Merchandise Group
                                                  of Sears, Roebuck & Co.

Edwin J. Garn (70)       Director    Since        Director or Trustee of the Retail Funds and   216            Director of Franklin
c/o Summit Ventures LLC              January 1993 TCW/DW Term Trust 2003 (since January 1993)                  Covey (time
1 Utah Center                                     and the Institutional Funds (since July                      management systems),
201 S. Main Street                                2003); member of the Utah Regional Advisory                  BMW Bank of North
Salt Lake City, UT                                Board of Pacific Corp.; formerly United                      America, Inc.
                                                  States Senator (R-Utah) (1974-1992) and                      (industrial loan
                                                  Chairman, Senate Banking Committee                           corporation), United
                                                  (1980-1986), Mayor of Salt Lake City, Utah                   Space Alliance (joint
                                                  (1971-1974), Astronaut, Space Shuttle                        venture between
                                                  Discovery (April 12-19, 1985), and Vice                      Lockheed Martin and
                                                  Chairman, Huntsman Corporation (chemical                     the Boeing Company)
                                                  company).                                                    and Nuskin Asia
                                                                                                               Pacific (multilevel
                                                                                                               marketing); member of
                                                                                                               the board of various
                                                                                                               civic and charitable
                                                                                                               organizations.

Wayne E. Hedien (69)     Director    Since        Retired; Director or Trustee of the Retail    216            Director of The PMI
c/o Mayer, Brown,                    September    Funds and TCW/DW Term Trust 2003; (Since                     Group Inc. (private
Rowe & Maw LLP                       1997         September 1997) and the Institutional Funds                  mortgage insurance);
Counsel to the                                    (since July 2003); formerly associated with                  Trustee and Vice
Independent Directors                             the Allstate Companies (1966-1994), most                     Chairman of The Field
1675 Broadway                                     recently as Chairman of The Allstate                         Museum of Natural
New York, NY                                      Corporation (March 1993-December 1994) and                   History; director of
                                                  Chairman and Chief Executive Officer of its                  various other
                                                  wholly-owned subsidiary, Allstate Insurance                  business and
                                                  Company (July 1989-December 1994).                           charitable
                                                                                                               organizations.

                                                                                                 NUMBER OF
                                                                                                PORTFOLIOS
                                       TERM OF                                                   IN FUND
                         POSITION(S) OFFICE AND                                                   COMPLEX
NAME, AGE AND ADDRESS OF  HELD WITH   LENGTH OF                                                  OVERSEEN       OTHER DIRECTORSHIPS
 INDEPENDENT DIRECTOR    REGISTRANT  TIME SERVED* PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS** BY DIRECTOR***   HELD BY DIRECTOR
------------------------ ----------- ------------ --------------------------------------------- -------------- ---------------------
Dr. Manuel H. Johnson    Director    Since        Chairman of the Audit Committee and Director  216            Director of NVR, Inc.
(54)                                 July 1991    or Trustee   of the Retail Funds and TCW/DW                  (home construction);
c/o Johnson Smick                                 Term Trust 2003 (since July 1991) and the                    Chairman and Trustee
International, Inc.                               Institutional Funds (since July 2003); Senior                of the Financial
2099 Pennsylvania                                 Partner, Johnson Smick International, Inc.,                  Accounting Foundation
Avenue, N.W.                                      a consulting firm; Co-Chairman and a founder                 (oversight
Suite 950                                         of the Group of Seven Council (G7C), an                      organization of the
Washington, D.C.                                  international economic commission; formerly                  Financial Accounting
                                                  Vice Chairman of the Board of Governors of                   Standards Board);
                                                  the Federal Reserve System and Assistant                     Accounting Standards
                                                  Secretary of the U.S. Treasury.                              Board); Director of
                                                                                                               RBS Greenwich Capital
                                                                                                               Holdings (financial
                                                                                                               holding company).

Joseph J. Kearns (61)    Director    Since        Deputy Chairman of the Audit Committee and    217            Director of Electro
PMB754                               July 2003    Director or Trustee of the Retail Funds and                  Rent Corporation
23852 Pacific Coast                               TCW/DW Term Trust 2003 (since July 2003) and                 (equipment leasing),
Highway                                           the Institutional Funds (since August 1994);                 The Ford Family
Malibu, CA                                        previously Chairman of the Audit Committee                   Foundation, and the
                                                  of the Institutional Funds                                   UCLA Foundation.
                                                  (October 2001-July 2003); President, Kearns &
                                                  Associates LLC (investment consulting);
                                                  formerly CFO of the J. Paul Getty Trust.

Michael E. Nugent (67)   Director    Since        Chairman of the Insurance Committee and       216            Director of various
c/o Triumph                          July 1991    Director or Trustee of the Retail Funds and                  business
Capital, L.P.                                     TCW/DW Term Trust 2003 (since July 1991) and                 organizations.
445 Park Avenue                                   the Institutional Funds (since July 2001);
New York, NY                                      General Partner of Triumph Capital, L.P., a
                                                  private investment partnership; formerly
                                                  Vice President, Bankers Trust Company and BT
                                                  Capital Corporation (1984-1988).

Fergus Reid (71)         Director    Since        Chairman of the Governance Committee and      217            Trustee and Director
85 Charles Colman Blvd.              July 2003    Director or Trustee of the Retail Funds and                  of certain investment
Pawling, NY                                       TCW/DW Term Trust 2003 (since July 2003) and                 companies in the
                                                  the Institutional Funds (since June 1992);                   JPMorgan Funds
                                                  Chairman of Lumelite Plastics Corporation.                   complex managed by
                                                                                                               JP Morgan Investment
                                                                                                               Management Inc.

INTERESTED DIRECTORS:

                                                                                                 NUMBER OF
                                                                                                PORTFOLIOS
                                       TERM OF                                                   IN FUND
                         POSITION(S) OFFICE AND                                                   COMPLEX
NAME, AGE AND ADDRESS OF  HELD WITH   LENGTH OF                                                  OVERSEEN       OTHER DIRECTORSHIPS
  INTERESTED DIRECTOR    REGISTRANT  TIME SERVED* PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS** BY DIRECTOR***   HELD BY DIRECTOR
------------------------ ----------- ------------ --------------------------------------------- -------------- ---------------------
Charles A. Fiumefreddo   Chairman of Since        Chairman and Director or Trustee of the       216            None
(70)                     the Board   July 1991    Retail Funds and TCW/DW Term Trust 2003
c/o Morgan Stanley Trust and                      (since July 1991) and the Institutional Funds
Harborside Financial     Director                 (since July 2003); formerly Chief Executive
Center,                                           Officer of the Retail Funds and the TCW/DW
Plaza Two,                                        Term Trust 2003 (until September 2002).
Jersey City, NJ

James F. Higgins (55)    Director    Since        Director or Trustee of the Retail Funds and   216            Director of AXA
c/o Morgan Stanley Trust             June 2000    TCW/DW Term Trust 2003 (since June 2000) and                 Financial, Inc. and
Harborside Financial                              the Institutional Funds (since July 2003);                   The Equitable Life
Center,                                           Senior Advisor of Morgan Stanley (since                      Assurance Society of
Plaza Two,                                        August 2000); Director of the Distributor and                the United States
Jersey City, NJ                                   Dean Witter Realty Inc.; previously                          (financial services).
                                                  President and Chief Operating Officer of the
                                                  Private Client Group of Morgan Stanley
                                                  (May 1999-August 2000), and President and
                                                  Chief Operating Officer of Individual
                                                  Securities of Morgan Stanley (February
                                                  1997-May 1999).

Philip J. Purcell (59)   Director    Since        Director or Trustee of the Retail Funds and   216            Director of American
1585 Broadway                        April 1994   TCW/DW Term Trust 2003 (since April 1994) and                Airlines, Inc. and
New York, NY                                      the Institutional Funds (since July 2003);                   its parent company,
                                                  Chairman of the Board of Directors and Chief                 AMR Corporation.
                                                  Executive Officer of Morgan Stanley and
                                                  Morgan Stanley DW Inc.; Director of the
                                                  Distributor; Chairman of the Board of
                                                  Directors and Chief Executive Officer of
                                                  Novus Credit Services Inc.; Director and/or
                                                  officer of various Morgan Stanley
                                                  subsidiaries.

----------
  * THIS IS THE EARLIEST DATE THE DIRECTOR BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY INVESTMENTS LP).

OFFICERS:

                                                      TERM OF
                                   POSITION(S)      OFFICE AND
   NAME, AGE AND ADDRESS OF         HELD WITH        LENGTH OF
     EXECUTIVE OFFICER             REGISTRANT       TIME SERVED*           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------------  -----------------  -------------  ------------------------------------------------------------------
Mitchell M. Merin (50)          President          Since          President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                        May 1999       Investment Management Inc.; President, Director and Chief
New York, NY                                                      Executive Officer of the Investment Manager and Morgan Stanley
                                                                  Services; Chairman, Chief Executive Officer and Director of the
                                                                  Distributor; Chairman and Director of the Transfer Agent;
                                                                  Director of various Morgan Stanley subsidiaries; President Morgan
                                                                  Stanley Investments LP (since February 2003); President of the
                                                                  Institutional Funds (since July 2003) and President of the Retail
                                                                  Funds and TCW/DW Term Trust 2003 (since May 1999); Trustee (since
                                                                  July 2003) and President (since December 2002) of the Van Kampen
                                                                  Closed-End Funds; Trustee (since May 1999) and President (since
                                                                  October 2002) of the Van Kampen Open-End Funds.

Ronald E. Robison (64)          Executive Vice     Since          Chief Global Operations Officer and Managing Director of Morgan
1221 Avenue of the Americas     President and      April 2003     Stanley Investment Management Inc.; Managing DIrector of Morgan
New York, NY                    Principal                         Stanley & Co. Incorporated; Managing DIrector of Morgan Stanley;
                                Executive Officer                 Managing Director, Chief Administrative Officer and Director of
                                                                  the Investment Manager and Morgan Stanley Services; Chief
                                                                  Executive Officer and Director of the Transfer Agent; Executive
                                                                  Vice President and Principal Executive Officer of the
                                                                  Institutional Funds (since July 2003); and the TCW/DW Term Trust
                                                                  2003 (since April 2003); previously President of the Institutional
                                                                  Funds (March 2001-July 2003) and Director of the Institutional
                                                                  Funds (March 2001-July 2003).

Barry Fink (48)                 Vice President     Since          General Counsel (since May 2000) and Managing Director (since
1221 Avenue of the Americas     and General        February 1997  December 2000) of Morgan Stanley Investment Management; Managing
New York, NY                    Counsel                           Director (since December 2000), Secretary (since February 1997)
                                                                  and Director (since July 1998) of the Investment Manager and
                                                                  Morgan Stanley Services; Assistant Secretary of Morgan Stanley DW;
                                                                  Chief Legal Officer of Morgan Stanley Investments LP (since July
                                                                  2002); Vice President of the Institutional Funds (since July
                                                                  2003); Vice President and Secretary of the Distributor; previously
                                                                  Secretary of the Retail Funds (February 1997-July 2003);
                                                                  previously Vice President and Assistant General Counsel of the
                                                                  Investment Manager and Morgan Stanley Services (February
                                                                  1997-December 2001).

Joseph J. McAlinden (60)        Vice President     Since          Managing Director and Chief Investment Officer of the Investment
1221 Avenue of the Americas                        July 1995      Manager, Morgan Stanley Investment Management Inc. and Morgan
New York, NY                                                      Stanley Investments LP; Director of the Transfer Agent, Chief
                                                                  Investment Officer of the Van Kampen Funds; Vice President of the
                                                                  Institutional Funds (since July 2003) and the Retail Funds (since
                                                                  July 1995).

Stefanie V. Chang (36)          Vice President     Since          Executive Director of Morgan Stanley & Co. and Morgan Stanley
1221 Avenue of the Americas                        July 2003      Investment Management Inc. and Vice President of the
New York, NY                                                      Institutional Funds (since December 1997) and the Retail Funds
                                                                  (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance LLP).

                                                      TERM OF
                                   POSITION(S)      OFFICE AND
   NAME, AGE AND ADDRESS OF         HELD WITH        LENGTH OF
      EXECUTIVE OFFICER            REGISTRANT       TIME SERVED*           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------------  -----------------  -------------  ------------------------------------------------------------------
Francis Smith (38)              Treasurer and      Treasurer      Executive Director of the Investment Manager and Morgan Stanley
c/o Morgan Stanley Trust        Chief Financial    since July     Services (since December 2001); previously Vice President of the
Harborside Financial Center,    Officer            2003 and       Retail Funds (September 2002-July 2003); previously Vice President
Plaza Two,                                         Chief          of the Investment Manager and Morgan Stanley Services
Jersey City, NJ                                    Financial      (August 2000-November 2001) and Senior Manager at
                                                   Officer since  PricewaterhouseCoopers LLP (January 1998-August 2000).
                                                   September
                                                   2002

Thomas F. Caloia (57)           Vice President     Since          Executive Director (since December 2002) and Assistant Treasurer
c/o Morgan Stanley Trust                           July 2003      of the Investment Manager, the Distributor and Morgan Stanley
Harborside Financial Center,                                      Services; previously Treasurer of the Retail Funds
Plaza Two,                                                        (April 1989-July 2003); formerly First Vice President of the
Jersey City, NJ                                                   Investment Manager, the Distributor and Morgan Stanley Services.

Mary E. Mullin (36)             Secretary          Since          Vice President of Morgan Stanley & Co. Incorporated and Morgan
1221 Avenue of the Americas                        July 2003      Stanley Investment Management Inc.; Secretary of the
New York, NY                                                      Institutional Funds (since June 1999) and the Retail Funds (since
                                                                  July 2003); formerly practiced law with the New York law firms of
                                                                  McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom
                                                                  LLP.

----------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

DIRECTORS
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT and GENERAL COUNSEL

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2003 Morgan Stanley

[MORGAN STANLEY LOGO]

12362J03-ANP-10/03

[GRAPHIC]

MORGAN STANLEY FUNDS

MORGAN STANLEY
LIQUID ASSET FUND

ANNUAL REPORT
AUGUST 31, 2003

[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)   No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto

(d) The Fund has granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e)   Not applicable.

(f)

      (1)   The Fund's Code of Ethics is attached hereto as Exhibit A.

      (2)   Not applicable.

      (3)   Not applicable.


Item 3. Audit Committee Financial Expert.

The Fund's Board of Directors has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Directors: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10  Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 4 - 8  are not applicable


                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Liquid Asset Fund Inc.
Ronald E. Robison
Principal Executive Officer
October 20, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
October 20, 2003

Francis Smith
Principal Financial Officer
October 20, 2003